Description of the Plan (Details) - Disney Hourly Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Participant Contribution, Automatic Increase, Deferral Rate	1.00%
Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Automatic Distribution of Benefits for Account Balances Less Than $1,000	$ 1,000
EBP Elected Distribution for Account Balances $7,000 or More	$ 7,000
Employee Benefit Plan Distrubution Of Benefit Vesting Balance Required Minimum Age	59.5
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Note Receivable from Participant, Account, Basis Spread	1.00%
Note Receivable from Participant, Account, Loan Period	5 years
Note Receivable from Participant, Account, Loan Period Used for Principal Residence	30 years
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	2.00%
Distribution of Benefit Vesting Balance Due to Termination	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	10.00%
EBP, Employer Contribution, Matching Percentage	5.00%
Distribution of Benefit Vesting Balance Due to Termination	$ 7,000